Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Additional Paid-In Capital
ESOP shares	2,261	2,261	9,045	9,044
Retained Earnings
Cash dividends, per share	0.04		0.04
Treasury Stock
Treasury shares purchased			14,130	21,600